Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Aggregate Lease Payments

Aggregate lease payments for the right of use assets over the remaining lease period as of June 30, 2025 are as follows:

Remaining of 2025	$90,961
2026	181,923
2027	136,576

Total undiscounted cash flows	$409,460
Less - imputed interest	21,370

Present value of operating lease liabilities	$388,090

Schedule of Weighted-Average Remaining Lease Terms and Discount Rates for all of Operating Leases

The weighted-average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2025:

Weighted-average remaining lease term (years)	2.28

Weighted-average discount rate	5.25%